Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-43194
Entity Registrant Name	AIB Data Centers Inc.
Entity Central Index Key	0002070542
Entity Tax Identification Number	39-2631241
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1540 Broadway
Entity Address, Address Line Two	Ste 1010
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	493-2993
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AIB
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false